14. Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

14.	Property, Plant and Equipment, net

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2018	2017
Photovoltaic solar systems	$24,375	$25,561
Furniture, fixtures and equipment	517	521
Automobile	489	541
Computers	1,177	1,180
Leasehold improvements	188	110
	26,746	27,913
Less: accumulated depreciation	(5,505)	(4,430)
	21,241	23,483
Less: impairment	(91)	(91)
	$21,150	$23,392

The costs of PV solar system include costs of acquiring permits, construction fees of PV solar system, costs of items installed in the PV solar system including solar panels, and other costs incurred that are directly attributable to getting the PV solar system ready for its intended use of grid connection with customer for supply of electricity. Depreciation of property, plant and equipment was $1,204, $1,159 and $3,972 from continuing operations for the years ended December 31, 2018, 2017 and 2016, respectively. Impairment loss on property, plant and equipment of $nil, $53 and $38 from continuing operations for the years ended December 31, 2018, 2017 and 2016, respectively.